Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation – The consolidated financial statements are prepared in conformity with accounting principles accepted in the United States of America (“GAAP”).

The consolidated financial statements and related disclosures as of March 31, 2026, are unaudited, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. In our opinion, these unaudited financial statements include all adjustments (consisting only of normal recurring adjustments) necessary for the fair statement of the results for the interim periods. These unaudited financial statements should be read in conjunction with the audited financial statements of the Company for the years ended December 31, 2025, and 2024 included in our Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on April 15, 2026. The results of operations for the three months ended March 31, 2026, are not necessarily indicative of the results to be expected for the full year ended December 31, 2026.

Basis of Presentation – The consolidated financial statements are prepared in conformity with accounting principles accepted in the United States of America (“GAAP”).
Principles of Consolidation

Principles of Consolidation – The accompanying consolidated financial statements include the accounts of Mitesco, Inc., and its wholly owned subsidiaries Mitesco NA, LLC, The Good Clinic, LLC, Vero Technology Ventures, LLC, and Centcore, LLC. In addition, we relied on the operating activities of certain legal entities in which we did not maintain a controlling ownership interest, but over which we had indirect influence and of which we were considered the primary beneficiary. These entities are typically subject to nominee ownership and transfer restriction agreements that effectively transfer the majority of the economic risks and rewards of their ownership to the Company. The Company’s management, restrictions and other agreements concerning such nominee-owned entities typically includes both financial terms and protective and participating rights to the entities’ operating, strategic and non-clinical governance decisions which transfer substantial powers over and economic responsibility for these entities to the Company. As such, the Company applies the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 – Consolidation (“ASC 810”), to determine when an entity that is insufficiently capitalized or not controlled through its voting interests, referred to as a variable interest entity should be consolidated. All intercompany balances and transactions have been eliminated.

Principles of Consolidation – The accompanying consolidated financial statements include the accounts of Mitesco, Inc., and its wholly owned subsidiaries Mitesco NA, LLC, The Good Clinic, LLC, Vero Technology Ventures, LLC, and Centcore, LLC. In addition, we relied on the operating activities of certain legal entities in which we did not maintain a controlling ownership interest, but over which we had indirect influence and of which we were considered the primary beneficiary. These entities are typically subject to nominee ownership and transfer restriction agreements that effectively transfer the majority of the economic risks and rewards of their ownership to the Company. The Company’s management, restrictions and other agreements concerning such nominee-owned entities typically include both financial terms and protective and participating rights to the entities’ operating, strategic and non-clinical governance decisions which transfer substantial powers over and economic responsibility for these entities to the Company. As such, the Company applies the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 – Consolidation (“ASC 810”), to determine when an entity that is insufficiently capitalized or not controlled through its voting interests, referred to as a variable interest entity should be consolidated. All intercompany balances and transactions have been eliminated.

Use of Estimates

Use of Estimates - The preparation of these financial statements requires our management to make estimates and assumptions about future events that affect the amounts reported in the financial statements and related notes. Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment.

Use of Estimates - The preparation of these financial statements requires our management to make estimates and assumptions about future events that affect the amounts reported in the financial statements and related notes. Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment.

Revenue Recognition

Revenue Recognition – The Company recognizes revenue in accordance with ASC 606 when it has satisfied the performance obligations under an arrangement with the customer reflecting the terms and conditions under which products or services will be provided, the fee is fixed or determinable, and collection of any related receivable is probable. ASC Topic 606, “Revenue from Contracts with Customers” establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. Revenues are recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements: 1) identify the contract with a customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to performance obligations in the contract; and 5) recognize revenue as the performance obligation is satisfied.

Our revenues generally relate to data center services. Revenues are recorded during the period our obligations to provide services are satisfied. The Company’s performance obligation for its revenue stream is to provide the access to its data centers to the customer, and revenues associated with completed sales are recognized rateably over the contractual term as services are provided to the customer. There is no significant financing component to the Company’s sales.

In September 2025 we received a contract for development of a new application intended to effect the listing and sale of properties and products specifically related to sports. We expect this project to be executed using both internal and external resources and to be completed in late FY2026. As of March 31, 2026, we have received an upfront fee of $10,000, which is reflected as deferred revenue as no performance obligations under the contract have been satisfied.

Capitalized Software Development Costs

Capitalized Software Development Costs - Software development costs primarily consist of personnel costs. We capitalize software development costs upon the establishment of technological feasibility and prior to the availability of the product for general release to clients for software sold to third parties. During the three months ended March 31, 2026 and during the year ended December 31, 2025, no costs have been capitalized as we have not yet reached technological feasibility. We begin to amortize capitalized costs when a product is available for general release to clients. Amortization expense is determined on a product-by-product basis at a rate not less than straight-line basis over the software’s remaining estimated economic life.

Software Research and Development Costs

Software Research and Development Costs - Research and development costs are expensed as incurred and include compensation costs for engineering and product management personnel, third-party contractor expenses, software development tools and other expenses related to researching and developing new solutions or upgrading and enhancing existing solutions that do not qualify for capitalization. We expensed research and development costs of $103,533 during three months ended March, 2026 and $0 in 2025.

Segments

Segments - The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM allocates resources and evaluates the performance of the Company at the consolidated level using information about its revenues, gross profit, and income from operations. All significant operating decisions are based upon an analysis of the Company as one operating segment, which is the same as its reporting segment.

Segments

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM allocates resources and evaluates the performance of the Company at the consolidated level using information about its revenues, gross profit, and income from operations. All significant operating decisions are based upon an analysis of the Company as one operating segment, which is the same as its reporting segment.

Per Share Data

Per Share Data - Basic income (loss) per share is computed by dividing net loss by the weighted average number of common shares outstanding for the year. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to warrants, options, and convertible instruments.

The following table presents the effect of potential dilutive issuances for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31, 2026	March 31, 2025
Net income (loss) attributable to common stockholders	$803,603	$3,437,634
Preferred stock dividends	-	1,580
Derivative gain	-	(4,362,645)
Interest expense associated with convertible debt	-	19,159
Net loss for dilutive calculation	(803,603)	(904,272)

Weighted average shares outstanding	17,225,015	9,772,319
Dilutive effect of preferred stock	-	126,748
Dilutive effect of convertible debt	-	2,045,192
Dilutive effect of common stock warrants	-	40,767
Weighted average shares outstanding for diluted net income (loss) per share	17,225,015	11,985,026

During the three months ended March 31, 2026 the effect of 3,286,256 shares issuable upon the conversion of Series A preferred shares, 14,131,738 shares of common stock issuable upon conversion of notes, and 37,556 shares issuable upon exercise of warrants were anti-dilutive and are not included in the computation of dilutive earnings per share. During the three months ended March 31, 2025 the effect of 3,298,159 shares issuable upon the conversion of Series A preferred shares were anti-dilutive and are not included in the computation of dilutive earnings per share.

Per Share Data - Basic income (loss) per share is computed by dividing net loss by the weighted average number of common shares outstanding for the year. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to warrants, options, and convertible instruments. As of December 31, 2025 the effect of 3,333,375 shares issuable upon the conversion of Series A preferred shares, 14,131,738 shares issuable upon the conversion of convertible notes, and 37,556 shares issuable upon exercise of the outstanding warrant and common stock options were anti-dilutive and not included in the computation of dilutive earnings per share. As of December 31, 2024 the effect of 3,518,738 shares issuable upon the conversion of Series A preferred shares, 1,252 shares issuable upon conversions of the Series D preferred shares, 11,969,780 shares issuable upon the conversion of convertible notes, and 54,434 shares issuable upon exercise of the outstanding warrant and common stock options were anti-dilutive and not included in the computation of dilutive earnings per share.

Financial Instruments and Fair Values

Financial Instruments and Fair Values - The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument. In determining fair value, we use various valuation methodologies and prioritize the use of observable inputs. We assess the inputs used to measure fair value using a three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market:

Level 1 – inputs include exchange quoted prices for identical instruments and are the most observable.

Level 2 – inputs include brokered and/or quoted prices for similar assets and observable inputs such as interest rates.

Level 3 – inputs include data not observable in the market and reflect management judgment about the assumptions market participants would use in pricing the asset or liability.

The use of observable and unobservable inputs and their significance in measuring fair value are reflected in our hierarchy assessment. The carrying amount of cash, prepaid assets, accounts payable and accrued liabilities approximate fair value due to the short-term maturities of these instruments. Because cash and cash equivalents are readily liquidated, management classifies these values as Level 1. The fair value of the derivative liabilities approximates their book value as the instruments are short-term in nature and contain market rates of interest. Because there is no ready market or observable transactions, management classifies the derivative liabilities as Level 3.

Financial Instruments and Fair Values - The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument. In determining fair value, we use various valuation methodologies and prioritize the use of observable inputs. We assess the inputs used to measure fair value using a three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market:

Level 1 –	inputs include exchange quoted prices for identical instruments and are the most observable.
Level 2 –	inputs include brokered and/or quoted prices for similar assets and observable inputs such as interest rates.
Level 3 –	inputs include data not observable in the market and reflect management judgment about the assumptions market participants would use in pricing the asset or liability.

The use of observable and unobservable inputs and their significance in measuring fair value are reflected in our hierarchy assessment. The carrying amount of cash, prepaid assets, accounts payable and accrued liabilities approximate fair value due to the short-term maturities of these instruments. Because cash and cash equivalents are readily liquidated, management classifies these values as Level 1. The fair value of the derivative liabilities approximates their book value as the instruments are short-term in nature and contain market rates of interest. Because there is no ready market or observable transactions, management classifies the derivative liabilities as Level 3.

Recent Accounting Standards

Recent Accounting Standards

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, and in January 2025, the FASB issued ASU 2025-01, Clarifying the Effective Date (“ASU 2025-01”). The amendments are intended to enhance disclosures regarding an entity’s costs and expenses by requiring additional disaggregated information disclosures about certain income statement expense line items. The amendments, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 amends ASC, Financial Instruments – Credit Losses (Topic 326) (“ASC Topic 326”) to simplify how entities measure credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). This update allows entities to assume that current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when estimating expected credit losses. ASU 2025-05 is effective for interim and annual periods beginning after December 15, 2025. Early adoption is permitted. The Company adopted this standard effective January 1, 2026, which did not have a material impact on the Company’s consolidated financial statements.

There are various other updates recently issued, most of which represent technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which expands the disclosures required for income taxes. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendment should be applied on a prospective basis while retrospective application is permitted. The Company adopted this standard effective January 1, 2025, which did not have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, and in January 2025, the FASB issued ASU 2025-01, Clarifying the Effective Date (“ASU 2025-01”). The amendments are intended to enhance disclosures regarding an entity’s costs and expenses by requiring additional disaggregated information disclosures about certain income statement expense line items. The amendments, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 amends ASC, Financial Instruments – Credit Losses (Topic 326) (“ASC Topic 326”) to simplify how entities measure credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). This update allows entities to assume that current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when estimating expected credit losses. ASU 2025-05 is effective for interim and annual periods beginning after December 15, 2025. Early adoption is permitted. The Company has not yet adopted ASU 2025-05 but does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.

There are various other updates recently issued, most of which represent technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Cash		Cash - The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Property and Equipment

Property and Equipment - Property and equipment is recorded at the lower of cost or estimated net recoverable amount and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease

Revenue Recognition

Revenue Recognition – The Company recognizes revenue in accordance with ASC 606 when it has satisfied the performance obligations under an arrangement with the customer reflecting the terms and conditions under which products or services will be provided, the fee is fixed or determinable, and collection of any related receivable is probable. ASC Topic 606, “Revenue from Contracts with Customers” establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. Revenues are recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements: 1) identify the contract with a customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to performance obligations in the contract; and 5) recognize revenue as the performance obligation is satisfied.

Our revenues generally relate to data center services. Revenues are recorded during the period our obligations to provide services are satisfied. The Company’s performance obligation for its revenue stream is to provide the access to its data centers to the customer, and revenues associated with completed sales are recognized rateably over the contractual term as services are provided to the customer. There is no significant financing component to the Company’s sales.

In September 2025 we received a contract for development of a new application intended to effect the listing and sale of properties and products specifically related to sports. We expect this project to be executed using both internal and external resources and to be completed in late FY2026. As of December 31, 2025, we have received an upfront fee of $10,000, which is reflected as deferred revenue as no performance obligations under the contract have been satisfied.

Capitalized Software Development Costs - Software development costs primarily consist of personnel costs. We capitalize software development costs upon the establishment of technological feasibility and prior to the availability of the product for general release to clients for software sold to third parties. During the years ended December 31, 2025, and 2024 no costs have been capitalized as we have not yet reached technological feasibility. We begin to amortize capitalized costs when a product is available for general release to clients. Amortization expense is determined on a product-by-product basis at a rate not less than straight-line basis over the software’s remaining estimated economic life.

Software Research and Development Costs - Research and development costs are expensed as incurred and include compensation costs for engineering and product management personnel, third-party contractor expenses, software development tools and other expenses related to researching and developing new solutions or upgrading and enhancing existing solutions that do not qualify for capitalization. We expensed research and development costs of $81,717 in 2025, and $0 in 2024.

Stock-Based Compensation

Stock-Based Compensation - We recognize the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which performance is required. Share-based compensation cost for stock options is estimated at the grant date based on each option’s fair-value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model. Share-based compensation arrangements may include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Convertible Instruments

Convertible Instruments - The Company reviews the terms of convertible debt and equity instruments to determine whether there are conversion features or embedded derivative instruments including embedded conversion options that are required to be bifurcated and accounted for separately as a derivative financial instrument. In circumstances where the convertible instrument contains more than one embedded derivative instrument, including conversion options that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single compound instrument. Also, in connection with the sale of convertible debt and equity instruments, the Company may issue free standing warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity. When convertible debt or equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for separately, the total proceeds allocated to the convertible host instruments are first allocated to the fair value of the bifurcated derivative instrument. The remaining proceeds, if any, are then allocated to the convertible instruments themselves, usually resulting in those instruments being recorded at a discount from their face amount. When the Company issues debt securities, which bear interest at rates that are lower than market rates, the Company recognizes a discount, which is offset against the carrying value of the debt. Such a discount from the face value of the debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to income. In addition, certain conversion features are recognized as beneficial conversion features to the extent the conversion price as defined in the convertible note is less than the closing stock price on the issuance of the convertible notes.

Derivative Financial Instruments

Derivative Financial Instruments - Derivatives are recorded on the consolidated balance sheet at fair value. The conversion features of the convertible notes are embedded derivatives and are separately valued and accounted for on the consolidated balance sheet with changes in fair value recognized during the period of change as a separate component of other income/expense. Fair values for exchange-traded securities and derivatives are based on quoted market prices. The pricing model the Company uses for determining the fair value of its derivatives is the Monte Carlo Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as discount rates and stock price volatilities.

Income Taxes

Income Taxes - The Company accounts for income taxes under the asset and liability method which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. In estimating future tax consequences, the Company considers all expected future events other than enactments of changes in the tax laws or rates. The Company has a sizable tax loss carryforward at this time and as a result it is unlikely that it will have a need for payment of taxes in the near term.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. The Company has determined that a valuation allowance is needed due to recent taxable net operating losses and the limited taxable income in the carryback periods. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and certain tax loss carryforwards, less any valuation allowance.

The Company accounts for uncertain tax positions as required in that a position taken or expected to be taken in a tax return is recognized in the consolidated financial statements when it is more likely than not (i.e., a likelihood of more than 50%) that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than 50% of being realized upon ultimate settlement. The Company does not have any material unrecognized tax benefits. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of interest expense and other expense, respectively, in arrival at pretax income or loss. The Company does not have any interest and penalties accrued. The Company is no longer subject to U.S. federal, state, and local income tax examinations for the years before 2012.

Long-lived Assets

Long-lived Assets

The Company amortizes acquired definite-lived intangible assets over their estimated useful lives. Other indefinite-lived intangible assets are not amortized but subject to annual impairment tests. In accordance with ASC 360 “Property Plant and Equipment,” the Company reviews the carrying value of intangibles subject to amortization and long-lived assets for impairment throughout the year or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets - Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value, less costs to sell and are no longer depreciated. The assets and liabilities of a disposal group classified as held-for-sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheet, if material.